SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and principles of consolidation
a)	Basis of presentation and principles of consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

The consolidated financial statements include the accounts of the Company and its subsidiaries, both majority and wholly owned. Significant intercompany accounts and transactions have been eliminated in this consolidation. Investments in 50% or less owned affiliates, in which the Company exercises significant influence, are accounted for by the equity method.

Estimates
b)	Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the years. Significant estimates have been made by management, including the allowance for doubtful accounts, insurance claims receivable, useful lives and valuation of vessels, recoverability of tangible assets and goodwill and certain accrued liabilities. Actual results may differ from those estimates.

Revenues and related expenses
c)	Revenues and related expenses

Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, prices are fixed or determinable and collection is reasonably assured.

The primary source of the Company’s revenue, freight transportation by river barges, ocean-going vessels or PSVs, is recognized based on time charters, bareboat charters, consecutive voyage charters or affreightment / voyage contracts.

Revenue from time charters and bareboat charters is earned and recognized on a daily basis. Revenue from affreightment / voyage contracts and consecutive voyage charters is recognized based upon the percentage of voyage completion.  In our River Business, a voyage is deemed to commence upon the departure of the discharged barge of the previous voyage and is deemed to end upon the completion of discharge of the current voyage.  The percentage of voyage completion is based on the miles transited at the balance sheet date divided by the total miles expected for the voyage.   The position of the barge at the balance sheet date is determined by locating the position of the pushboat with the barge in tow through the use of a global positioning system ("GPS").

The Company does not begin recognizing revenue if the charter agreement has not been entered into with the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Demurrage income represents charges made to the charterer when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The recognition of revenue due to shortfalls on take or pay contracts occurs at the end of each declaration period. A declaration period is defined as the time period in which the contract volume obligation was to be met. If the volume was not met during that time period, then the amount of billable revenue resulting from the failure to perform will be calculated and recognized as it is billed.

Revenues from the operation of our transshipment and storage unit, Parana Iron, consist of an agreed flat fee per ton which covers the storage and transshipment services of cargo from river barges to ocean export vessels. Revenues are recognized upon completion of loading of the oceangoing vessels. If stored cargo exceeds 50% of the transshipped volume in a given month, additional revenues may be recognized. We also derive revenues from fleeting services and port stay duties charged to vessels based on their tonnage.

In addition, we have a transshipment unit which recognizes revenue on a per ton basis.

Vessel voyage costs, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements.  The commissions paid in advance are deferred and amortized over the related voyage charter period to the extent commissions are earned as the Company’s revenues are earned.  Bunker expenses are capitalized when acquired as operating supplies and subsequently charged to voyage expenses as consumed. All other voyage expenses and other vessel operating expenses are expensed as incurred.

From time to time we provide ship salvage services under Lloyd’s Standard Form of Salvage Agreement ("LOF"). The Company recognizes costs as incurred on these LOF services. Revenue is recorded at the time the LOF settlement or arbitration award occurs. In those cases where a minimum salvage remuneration is guaranteed or determined by contract then such minimum amount is recognized in revenue when services are rendered.
In its River Business the Company uses the completed contract method for river barges built and sold to third parties which typically have construction periods of 90 days or less. Contracts are considered complete when the customer has technically accepted the river barges and the remaining costs and potential risk are insignificant. Losses are accrued if manufacturing costs are expected to exceed manufacturing contract revenue.

Customer billings in excess of costs incurred and revenue recognized, which typically reflect initial down payments, are included in customer advances in the accompanying consolidated balance sheets.

Manufacturing expenses for barges construction are primarily comprised of steel cost, which is the largest component of our raw materials, and the cost of labor.

Foreign currency translation
d)	Foreign currency translation

The Company uses the US dollar as its functional currency. Receivables and payables denominated in foreign currencies are translated into US dollars at the rate of exchange at the balance sheet date, while revenues and expenses are translated using the average exchange rate for each month.

Certain subsidiaries enter into transactions denominated in currencies other than their functional currency.  Changes in currency exchange rates between the functional currency and the currency in which a transaction is denominated are included in the consolidated statements of operations in the period in which the currency exchange rate changes.

During the year ended December 31, 2015, the Argentinian Peso, the Brazilian Real and the Paraguayan Guarani accelerated its depreciation against the US dollar by approximately 52%, 50% and 25%, respectively. Due to this situation, the Company recorded foreign currency translation losses amounting to $2,250, $3,731 and $644, respectively.

During the years ended December 31, 2015, 2014 and 2013, the Company performed through its subsidiaries several transactions at different exchanges rates between Argentinean Peso (ARS) and U.S. dollars (USD). Pursuant to ASC Topic 830, these transactions were measured at the particular applicable exchange rate at which they were settled resulting in foreign currency exchange gains amounting to $1,805, $3,880 and $25,360, respectively, which were included in "Foreign currency exchange gains (losses), net" in the accompanying consolidated statements of operations.

Cash and cash equivalents
e)	Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  Cash equivalents consist of money market instruments and interest-bearing deposits. The credit risk associated with cash and cash equivalents is considered to be low due to the high credit quality of the financial institutions with which the Company operates.

Restricted cash
f)	Restricted cash

Certain of the Company’s loan agreements require the Company to fund:  (a) a loan retention account equivalent to the next loan installment (depending on the frequency of the repayment elected by the Company, i.e. quarterly or semi-annually) plus interest which is used to fund the loan installments coming due, (b) a drydocking account which is restricted for use and can only be used for the purpose of paying for drydocking or special survey expenses and (c) cash deposits required as collateral with certain banks under the Company's borrowing arrangements.

Accounts receivable
g)	Accounts receivable

Most of the Company’s accounts receivable are due from international oil companies, international grainhouses, traders and mining companies. The Company performs ongoing credit evaluations of its trade customers and generally does not require collateral. The Company routinely reviews its accounts receivables and makes provisions for probable doubtful accounts; however, those provisions are estimates and actual results could differ from those estimates and those differences may be material. Trade receivables are deemed uncollectible and removed from accounts receivable and the allowance for doubtful accounts when collection efforts have been exhausted.

Accounts receivable from Petrobras Group a customer of Ultrapetrol River, Ocean and Offshore Supply Business accounted for 12% and 42% of total consolidated accounts receivable as of December 31, 2015 and 2014, respectively.

Additionally, accounts receivable from Petropar, a customer of Ultrapetrol River Business accounted for 12% of total consolidated accounts receivable as of December 31, 2015.

Changes in the allowance for doubtful accounts for the years ended December 31, were as follow:

	For the years ended December 31,
	2015	2014	2013

Balance at January 1	$3,178	$2,905	$1,916
Provision	228	720	2,467
Recovery	-	-	-
Amounts written off (1)	(2,917)	(447)	(1,478)
Balance at December 31	$489	$3,178	$2,905

(1)   Accounts charged to the allowance when collection efforts cease.

Concentrations of credit risk
h)	Concentrations of credit risk

The Company is exposed to concentrations of credit risk associated with its cash and cash equivalents, restricted cash and derivative instruments. The Company minimizes its credit risk relating to these positions by monitoring the financial condition of the financial institutions and counterparties involved and by primarily conducting business with large, well-established financial institutions and diversifying its counterparties. The Company does not currently anticipate nonperformance by any of its significant counterparties. The Company is also exposed to concentrations of credit risk relating to its receivables due from customers in the industries in which operates. The Company does not generally require collateral or other security to support its outstanding receivables. The Company minimizes its credit risk relating to receivables by performing ongoing credit evaluations and, to date, credit losses have not been material.

Insurance claims receivable
i)	Insurance claims receivable

Insurance claims receivable comprise claims submitted relating to hull and machinery (H&M), protection and indemnity (P&I), loss of hire (LOH) and strike insurance coverage.  They are recorded when the recovery of an insurance claim is probable. Deductible amounts related to covered incidents are expensed in the period of occurrence of the incident.  The credit risk associated with insurance claims receivable is considered low due to the high credit quality and funded status of the insurance underwriters and P&I clubs in which the Company is either a client or a member. Insurance claims receivable, included in other receivables in the accompanying consolidated balance sheets, amounts to $2,199 and $5,233 at December 31, 2015 and 2014, respectively.

Operating supplies and inventories
j)	Operating supplies and inventories

Operating supplies and inventories are carried at the lower of cost or market and consist of the following:
	At December 31,
	2015	2014

River barges in progress and raw material related to barge production for sale to third parties	$13,918	$-
Fuel and supplies	3,029	4,030
	$16,947	$4,030

Vessels and equipment, net
k)	Vessels and equipment, net

Vessels and equipment are stated at cost less accumulated depreciation. This cost includes the purchase price and all directly attributable costs (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods).  Subsequent expenditures for conversions renewals or major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the safety of the vessels.

New barges built for the River Business segment in our own shipyard in Punta Alvear, Argentina are capitalized at cost.

Depreciation is computed net of the estimated scrap value which is equal to the product of each vessel’s lightweight tonnage and estimated scrap value per lightweight ton and is recorded using the straight-line method over the estimated useful lives of the vessels.  Acquired secondhand vessels are depreciated from the date of their acquisition over the remaining estimated useful life.

From time to time, the Company acquires vessels which have already exceeded the Company’s useful life policy, in which case the Company depreciates such vessels based on its best estimate of such vessel’s remaining useful life, typically until the next survey or certification date.

Improvements to leased property are amortized over the shorter of their economic life or the respective lease term.

The estimated useful life of each of the Company’s major categories of assets is as follows:

Useful life
(in years)

Ocean-going vessels	24
PSVs	24
River barges and push boats	35
Buildings	20 to 30
Furniture and equipment	5 to 15

However, when regulations place limitations over the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective. Currently, these regulations do not affect any of our vessels.

At the time vessels are disposed of, the assets and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recorded in other operating income.

During the last quarter of 2015, we decided to offer our product tanker Alejandrina for sale because it was in laid up since middle September 2015 and no employment opportunities were found. On January 28, 2016, we entered into a Memorandum of Agreement (“MOA”) whereby we agreed to sell the Alejandrina to a non-related third party. Due to such decision, we classified the vessel as held forsale within other current assets at December 31, 2015, and therefore we changed the valuation to fair value less cost to sell because it was below her carrying value. As a result of this change, we recorded a loss of $2,433 in “Loss on write-down of vessels, goodwill and intangible assets”. The vessel was subsequently delivered to buyers on March 7, 2016.

Long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying amount of the asset and its fair value. Generally, fair value is determined using valuation techniques, such as expected discounted cash flows, appraisals or in accordance with our vessels' market valuation as described in our credit facilities and accepted by our lenders, as appropriate. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. Significant assumptions are related to, among others, charter and voyages rates, expected outflows for assets' maintenance and assets' operating expenses (including planned drydocking and special survey expenditures), fleet utilization and residual value.

We identified indicators of potential impairments affecting the three Company´s business segments, including the continued deterioration of the share price of the Company as well as the Company´s financial situation discussed in Note 1.

Undiscounted projected net operating cash flows are determined for each vessel in the Ocean and Offshore Supply Business, and as a fleet in the River Business (except for the Parana Iron barge determined at vessel level) and are compared to their carrying value together with the carrying value of the dry dock costs related to each vessel. The cash flow period is based on the remaining lives of the vessels or the fleet. We determined the undiscounted projected net operating cash flows for each vessel and fleet by considering the historical and estimated vessels' performance and utilization. Expected outflows for scheduled vessels' maintenance and operating expenses, including lay up expenses and drydocking costs, have been based on the Company's historical data for its own vessels. The salvage value is estimated at $302 per lightweight ton in accordance with the Company’s assets’ depreciation policy.

Regarding estimates of future revenues, we estimated the following for each business:

Offshore Supply Business: Due to the uncertainties surrounding the current downturn conditions of the Brazilian offshore supply business, we performed probability-weighted analysis as to the cash flow assumptions considered in performing an impairment test. The time charter daily rates used to estimate the future revenues are similar to the rates included in the latest in-progress tenders with Petrobras, which are about 25% lower that the rates prevailing in the contracts in force for the PSVs under operation with Petrobras and are about 33% below of the most recent five-year average historical time charter.

River Business: We determined undiscounted projected net operating cash flows as a fleet in the River Business and as barge level for the Parana Iron barge and compares them to their carrying value. While it is not in our interest to sell this business and being very difficult to be marketable, given the renegotiation process of our debt, we performed a probability-weighted analysis as to the sale assumption, and following a single most-likely estimate approach of expected future operating cash flows. We determined the undiscounted projected net operating cash flows for the fleet by considering the historical and estimated fleet performance and utilization.

Ocean Business: We followed a single most-likely estimate approach of expected future cash flows, except for the Alejandrina vessel as discussed above. Estimated rates, operating expenses and vessel utilization level of the container feeder vessels are in line with historical performance.Although the Company believes its assumptions and estimates are reasonable, deviations from the assumptions and estimates could produce materially different outcomes that could result in the inability to recover the current carrying values of the vessels or fleet, thereby possibly requiring impairment charges in the future.

The assessment concluded that the undiscounted projected net operating cash flows exceeded the carrying value at December 31, 2015, thus no impairment charges were recorded arising from the above mentioned tests.

During the year ended December 31, 2014, the Company recorded an impairment charge in its Ocean Business of $4,925 and $5,586, respectively to write down the carrying amount of its product tankers Miranda I and Alejandrina to their estimated fair value. The write down was a consequence of the level of demand in the tanker market.

Dry dock costs
l)	Dry dock costs

The Company’s vessels must be periodically drydocked and pass inspections to maintain their operating classification, as mandated by maritime regulations.  Costs incurred to drydock a vessel/ pushboat are deferred and amortized using the straight-line method over the period to the next drydock, generally 24 to 36 months. Drydocking costs incurred are mostly comprised of: replacing steel plates, painting the vessel’s hull and sides, recoating cargo and fuel tanks, and performing other engine and equipment maintenance activities to bring the vessel into compliance with classification standards.  The unamortized portion of dry dock costs for vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale.

Expenditures for maintenance and minor repairs are expensed as incurred.

Investments in affiliates
m)	Investments in affiliates

These investments are accounted for by the equity method. At December 31, 2015 and 2014 and for the years ended December 31, 2015, 2014 and 2013, include our interest in 50% of Obras Terminales y Servicios S.A. ("OTS S.A.") and in 49% of Marítima Sipsa S.A.

Identifiable intangible assets
n)	Identifiable intangible assets

The Company’s intangible assets arose as a result of the Ravenscroft acquisition in 2006, and consist principally of a safety management system which is being amortized over its useful life of eight years using the straight-line method.

During the fourth quarter ended December 31, 2015, given the decision to discontinue the management services provided by Ravenscroft the carrying amount of intangible assets was reduced to zero because Management estimated that is not recoverable. As a result, we recorded a loss of $582 in “Loss on write-down of vessels goodwill and intangible assets”.

Accumulated amortization at December 31, 2014 amounted to $1,400, and amortization for the years ended December 31, 2014 and 2013 amounted to $44 and $175, respectively.

Goodwill
o)	Goodwill

Goodwill is recorded when the purchase price paid for an acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. The Company performs an annual impairment test of goodwill and further periodic tests to the extent indicators of impairment develop between annual impairment tests. The Company’s impairment review process compares the fair value of the reporting unit to its carrying value, including the goodwill related to the reporting unit. To determine the fair value of the reporting unit, the Company uses a discounted future cash flow ("DCF")  approach that uses estimates for revenue, costs and  appropriate discount rates, among others. These various estimates are reviewed each time the Company tests goodwill for impairment and many are developed as part of the Company’s routine business planning and forecasting process.

In the same manner as the intangible assets, the goodwill maintained by the Company arose from Ravenscroft acquisition in 2006. During the fourth quarter ended December 31, 2015, the Company recorded an impairment charge on its goodwill of the total balance given the decision to discontinue the management services provided by Ravenscroft.

Other assets
p)	Other assets

This account corresponds to costs incurred to issue debt net of amortization costs, which are being amortized over the term of the debt using the effective interest rate method. Any unamortized balance of costs relating to debt repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt modifications and extinguishment. Amortization for debt issuance expense for the years ended December 31, 2015, 2014 and 2013 totaled $2,607, $2,272 and $2,711, respectively, and is included in financial expense in the accompanying consolidated statements of operations. Due to classification of the financial debt as current (Note 1), at December 31, 2015, the Company classified the debt issuance cost to other assets current.

Also, as we mentioned in Note 2.k) we classified the product tanker Alejandrina as held for sale into other assets.

Accounts payable
q)	Accounts payable
Accounts payable at December 31, 2015 and 2014 consists mainly of insurance premium payables, and operating expenses.
Deferred gains -- River barges sale-leaseback transactions
r)	Deferred gains -- River barges sale-leaseback transactions

The Company has entered into a river barges sale-leaseback transaction with a finance company. Gains are deferred to the extent of the present value of future minimum lease payments and are amortized as reductions to rental expense over the applicable lease term. Deferred gains activity related to these transactions for the years ended December 31, was as follows:

	For the years ended December 31,
	2015	2014

Balance at beginning of the year	$3,183	$3,584
Amortization of deferred gains included in operating expenses as reduction to rental expense	(400)	(401)
Balance at end of the year	$2,783	$3,183

Comprehensive loss
s)	Comprehensive loss

The components of accumulated other comprehensive loss in the accompanying consolidated balance sheets were as follows:

	At December 31,
	2015	2014

Unrealized net losses on interest rate collar	$(212)	$(771)
Unrealized net losses on interest rate swaps	(747)	(669)
Unrealized net gains on EURO hedge	110	119
Accumulated other comprehensive loss	$(849)	$(1,321)

At December 31, 2015, the Company expects that it will reclassify $455 of net losses on interest rate collar and interest rate swaps from accumulated other comprehensive loss to earnings during the next twelve months related to the payments of interest of our variable interest rate debt that will affect earnings for 2016.

Derivative financial instruments
t)	Derivative financial instruments

The Company from time to time uses derivative financial instruments to reduce risk from foreign currency fluctuations, changes in spot market rates for oceangoing vessels, changes in interest rate and changes in bunker fuel prices.

The Company recognizes all of its derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

For derivative financial instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative financial instrument is reported as a component of other comprehensive loss and reclassified into earnings in the same line item associated with the hedged transaction in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of a derivative’s change in fair value is immediately recognized in income.

Derivative financial instruments that are not designated as hedges for accounting purposes are adjusted to fair value through income.

(Loss) Income per share attributable to Ultrapetrol (Bahamas) Limited
u)	(Loss) Income per share attributable to Ultrapetrol (Bahamas) Limited

Basic (loss) income per share attributable to Ultrapetrol (Bahamas) Limited is computed by dividing the net (loss) income by the weighted average number of common shares outstanding during the relevant periods net of shares held in treasury. Diluted (loss) income per share attributable to Ultrapetrol (Bahamas) Limited reflects the potential dilution that could occur if securities or other contracts to issue common shares result in the issuance of such shares. In determining dilutive shares for this purpose the Company assumes, through the application of the treasury stock method, all restricted stock grants have vested and all common shares have been issued pursuant to the exercise of all outstanding stock options.

For the years ended December 31, 2015 and 2014, the Company had a net loss and therefore the effect of potentially dilutive securities was antidilutive.

The following outstanding equity awards are not included in the diluted net (loss) income per share attributable to Ultrapetrol (Bahamas) Limited calculation because they would have had an antidilutive effect:

	For the years ended December 31,
	2015	2014	2013

Stock options	2,473,000	2,473,000	349,000
Restricted stock	-	19,000	-
Total	2,473,000	2,492,000	349,000

The following table sets forth the computation of basic and diluted net (loss) income per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2015	2014	2013

Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(48,004)	$(52,276)	$7,368

Basic weighted average number of shares	140,713,509	140,292,249	140,090,112
Effect on dilutive shares -- options and restricted stock	-	-	236,652
Diluted weighted average number of shares	140,713,509	140,292,249	140,326,764

Basic and diluted net (loss) income per share attributable to Ultrapetrol (Bahamas) Limited	$(0.34)	$(0.37)	$0.05

Stock compensation
v)	Stock compensation

Stock-based compensation cost is measured at the date of grant, based on the calculated fair value of the award, and is recognized as expense over the employee’s service period, which is generally the vesting period of the equity grant. The fair value of performance based restricted common stock awards that are probable of being earned is expensed over the performance periods as the awards vest. The Company does not estimate forfeitures in its expense calculations as forfeiture history has been minor.

Other operating income, net
w)	Other operating income, net

Other operating income generally includes gains from vessel sales, favorable judgments with customers, recoveries from insurances companies, and other income from miscellaneous transactions.

Other income of $1,859 for the year ended December 31, 2015 included a gain of $2,294 concerning a settlement agreement with a customer for non-performance of a barge construction contract and a loss of $982 arising from the sale of our Amadeo and Miranda I product tankers.

Other income of $1,597 for the year ended December 31, 2014 included a gain of $925 from claims against insurance companies.

Other income of $5,692 for the year ended December 31, 2013 included a gain of $1,356 concerning a settlement agreement with a customer in our Offshore Supply Business.

Income taxes
x)	Income taxes

The Company accounts for deferred income taxes under the liability method. Under this method, deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at each period end corresponding to those jurisdictions subject to income taxes.

Deferred tax assets are recognized for all deductible temporary differences and an offsetting valuation allowance is recorded to the extent that it is not more likely than not that the deferred tax assets will be realized. Deferred tax is measured based on tax rates and laws enacted or substantively enacted at the balance sheet date in any jurisdiction.

As we describe in the paragraph y) of this note, we decided to early adopt in a prospective basis the Accounting Standard Update (ASU) No. 2015-17 by modifying only the classification of the 2015 deferred tax assets and liabilities.

Income tax regulations in the different countries in which we operate are subject to interpretation by taxing authorities. As a result, our judgment in the determination of uncertain income tax positions could be interpreted differently. In this sense, the income tax returns of our primary income tax jurisdictions remain subject to examination by related tax authorities. The tax returns are open to examination from 3 to 7 years.

New accounting standards
y)	New accounting standards

Revenue recognition

On May 28, 2014 the Financial Accounting Standards Board (FASB) issued a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance under generally accepted accounting principles in the United States.  The core principal of the new standard is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The new standard is effective for annual and interim periods beginning after December 15, 2017 and entities will be permitted to adopt the standard as early as the original public entity effective date (i.e. annual reporting periods beginning after December 15, 2016 and interim periods therein). Early adoption prior to that date is not permitted. The Company has not yet determined what impact, if any, the adoption of the new standard will have on its consolidated financial position, results of operations or cash flows.

Going concern

In August 2014, the FASB issued ASU No. 2014-15 -Presentation of Financial Statements- Going Concern.  ASU 2014-15 provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures.

ASU 2014-15 requires an entity’s management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.

Debt issuance costs

On April 7, 2015, the FASB issued the final guidance (ASU 2015-03) to simplify the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. The recognition and measurement guidance for debt issuance costs have not changed. The new standard requires retrospective application and represents a change in accounting principle. The final guidance is effective for annual and interim periods beginning after December 15, 2015 and early adoption is permitted. As of December 31, 2015, the Company had $10,827 of debt issuance costs included in other assets in the accompanying consolidated balance sheet.

Deferred tax assets and liabilities classification

On November 20, 2015, the FASB issued final guidance (ASU 2015-17) that requires companies to classify all deferred tax assets and liabilities as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. In addition, companies will no longer allocate valuation allowances between current and noncurrent deferred tax assets because those allowances also will be classified as noncurrent. For public business entities, the guidance is effective for financial statements issued for annual periods beginning after 15 December 2016 (i.e., 2017 for a calendar-year company), and interim periods within those annual periods. Because early adoption is permitted, companies can start applying this guidance in interim and annual financial statements that have not yet been issued.

The guidance may be adopted on either a prospective or retrospective basis. The Company decided to early adopt the guidance in a prospective basis, modifying only the classification of the December 31, 2015 deferred tax assets and liabilities and therefore prior periods were not retrospectively adjusted. Thus, the Company classified $250 to the non-current deferred income tax asset in 2015. In 2014, $460 are included within other assets current.

Leasing

On February 25, 2016, the FASB issued a comprehensive new leasing standard, which improves transparency and comparability among companies by requiring lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. The new standard is effective for interim and annual periods beginning after December 15, 2018 and requires a modified retrospective approach to adoption. Early adoption is permitted. The Company has not yet determined what impact, if any, the adoption of the new standard will have on its consolidated financial position, results of operations or cash flows.